Leases - Total Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance lease cost
Amortization of right-of-use assets	$ 2,060	$ 2,060
Interest on lease liabilities	2,044	2,180
Total finance lease cost	4,104	4,240
Operating lease cost	105	152
Total lease cost	$ 4,209	$ 4,392